Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Accrued vendor payments	$6,386	$4,510
Accrued ERC payments	9,044	8,909
Accrued underwriter fees	1,500	—
Accrued directors and officers insurance	2,518	—
Accrued employee-related expenses	7,751	6,473
Accrued engine expenses	4	1,139
Accrued tax expenses	746	526
Accrued interest	569	92
Other	187	128
	$28,705	$21,777
Other current liabilities consisted of the following:

	September 30, 2024	December 31, 2023
Accrued vendor payments	$6,950	$6,386
Accrued ERC payments	9,044	9,044
Accrued underwriter fees	—	1,500
Accrued directors and officers insurance	—	2,518
Accrued employee-related expenses	8,873	7,751
Accrued engine expenses	611	4
Accrued tax expenses	608	746
Accrued interest	461	569
Other	130	187
	$26,677	$28,705